INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Brokerage licenses	51,880	51,152	51,236
Trade Name	6,400	6,400	6,400
Technology	27,600	27,600	27,600
Total Intangible assets	85,880	85,152	85,236
Accumulated amortization	(24,247)	(30,649)	(32,881)
Impairment loss of technology with discontinued online lending information platform	(17,220)	(17,220)	(17,220)
Intangible assets, net	44,413	37,283	35,135

The amortization periods range from 5 years to 20 years. Amortization expense on intangible assets for the years ended December 31, 2020, 2021 and 2022 were RMB 9,717 , RMB6,402 and RMB2,233, respectively. As of December 31, 2022, the Group expects to record amortization expenses related to intangible assets RMB 5,124, RMB 5,046, RMB4,087, RMB 4,087and RMB4,087 for the next five years, respectively, and RMB4,087 thereafter.